Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income	$ 142,413	$ 186,777	$ 142,844
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, and accretion, including amortization of purchase accounting adjustments and market value adjustments	(4,113)	10,633	12,017
Provision for loan losses	51,111	44,424	30,908
Share-based compensation cost - equity awards	16,436	14,523	13,906
(Gain)/loss on sale of OREO and long-lived assets, net of impairment	1,581	14,500	(1,137)
(Gain)/loss on sale of available for sale securities	148	(2,001)	(1,575)
Expense/(benefit) for deferred income taxes	71,257	(16,654)	4,551
Originations of mortgage loans held for sale	(1,844,358)	(2,460,033)	(2,464,588)
Proceeds from sales of mortgage loans held for sale	1,922,003	2,525,945	2,516,936
Realized and unrealized (gain)/loss on mortgage loans held for sale, net	(62,438)	(74,486)	(83,957)
Other operating activities, net	(30,394)	64,460	26,798
Net Cash Provided by Operating Activities	263,646	308,088	196,703
Cash Flows from Investing Activities
Proceeds from sales of available for sale securities	682,349	197,733	228,604
Proceeds from maturities, prepayments and calls of available for sale securities	568,250	484,138	473,142
Purchases of available for sale securities, net of available for sale securities acquired	(1,475,008)	(1,384,525)	(1,063,460)
Proceeds from maturities, prepayments and calls of held to maturity securities	8,687	8,791	22,939
Purchases of held to maturity securities	(148,234)	0	(5,833)
Purchases of equity securities, net of equity securities acquired	(71,684)	(31,530)	(16,362)
Proceeds from Sale and Maturity of Available-for-sale Securities	21,532	0	0
Increase in loans, net of loans acquired	(976,488)	(704,025)	(703,946)
Proceeds from sale of premises and equipment	354	1,941	13,309
Purchases of premises and equipment, net of premises and equipment acquired	(37,763)	(12,840)	(19,502)
Proceeds from disposition of OREO	25,624	33,236	55,025
Cash paid for additional investment in tax credit entities	(16,401)	(19,208)	(9,671)
Payments to Acquire Businesses, Net of Cash Acquired	(490,435)	0	425,581
Other investing activities, net	636	1,892	29,202
Net Cash Used in Investing Activities	(1,908,581)	(1,424,397)	(570,972)
Cash Flows from Financing Activities
Increase/(decrease) in deposits, net of deposits acquired	(323,257)	1,230,008	968,746
Net change in short-term borrowings, net of borrowings acquired	(38,377)	182,518	(520,653)
Proceeds from long-term debt	964,974	304,728	63,198
Repayments of long-term debt	(97,259)	(15,025)	(201,259)
Cash dividends paid on common stock	(72,772)	(56,793)	(52,318)
Cash dividends paid on preferred stock	(9,095)	(7,028)	0
Net share-based compensation stock transactions	(832)	6,899	1,915
Payments to repurchase common stock	0	(11,666)	0
Net proceeds from issuance of common stock	485,151	279,242	0
Net proceeds from issuance of preferred stock	0	55,285	76,812
Net Cash Provided by Financing Activities	908,533	1,968,168	336,441
Net Increase (Decrease) In Cash and Cash Equivalents	(736,402)	851,859	(37,828)
Cash and Cash Equivalents at Beginning of Period	1,362,126	510,267	548,095
Cash and Cash Equivalents at End of Period	625,724	1,362,126	510,267
Supplemental Schedule of Non-cash Activities
Acquisition of real estate in settlement of loans	18,170	9,743	21,690
Common stock issued in acquisition	211,043	0	474,753
Cash paid for:
Interest on deposits and borrowings	102,558	70,084	58,556
Income taxes, net	$ 77,034	$ 79,784	$ 53,476